Disaggregated Revenue (Details) - Schedule of Revenue by Major Product Categories - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 14,973,048	$ 34,295,114
Product category % of revenue	100.00%	100.00%
Display modules [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 8,285,437	$ 15,137,071
Product category % of revenue	55.00%	44.00%
Polarizers [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 5,983,816	$ 16,974,322
Product category % of revenue	40.00%	49.00%
Others (repair services) [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 703,795	$ 2,183,721
Product category % of revenue	5.00%	6.00%